Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Revenues
Premiums (related party: $(56), $(27), $— , and $—)		$ 26	$ 24	$ 88	$ 99
Policy charges and fee income (related party: $(304), $(320), $— , and $—)		434	438	646	509
Net investment income (related party: $(380), $(136), $—, and $—)		498	534	590	778
Investment and derivative related losses, net (related party: $361, $696, $— , and $—)		(50)	(242)	(929)	(76)
Total revenues		908	754	395	1,310
Benefits, Losses and Expenses
Benefits and losses (remeasurement loss (gain): $(17), $10, $14, and $—) (related party: $(276), $(117), $— , and $— )		161	349	307	521
Change in market risk benefits (related party: $77, $4,$—, and $—)		2	0	(305)	(295)
Amortization of value of business acquired and deferred acquisition costs (related party: $14, $19, $—, and $—)		24	(43)	55	61
Insurance operating costs and other expenses (related party: $(136), $(119), $—, and $—)		212	232	334	301
Total benefits, losses and expenses		399	538	391	588
Income before income taxes		509	216	4	722
Provision for income taxes		88	30	(39)	107
Net income	$ 421	$ 421	$ 186	$ 43	$ 615